Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 56.4%
U.S. Treasury - 53.1%
U.S. Treasury Bonds
1.13%, 05/15/2040	$ 1,174,700	$ 739,969
1.38%, 08/15/2050	1,467,000	717,340
1.88%, 02/15/2051	1,126,600	625,571
2.00%, 02/15/2050	2,264,800	1,318,538
2.25%, 05/15/2041 - 02/15/2052	1,707,900	1,162,434
2.38%, 02/15/2042 - 11/15/2049	3,121,700	2,136,926
2.50%, 02/15/2045 - 05/15/2046	1,692,200	1,175,911
2.88%, 05/15/2043 - 05/15/2052	2,718,200	1,957,783
3.00%, 11/15/2045 - 02/15/2048	2,560,000	1,906,567
3.38%, 11/15/2048	958,000	750,720
3.63%, 08/15/2043	588,000	502,166
4.13%, 08/15/2053	392,200	343,941
4.38%, 08/15/2043	744,600	702,804
4.50%, 02/15/2044 - 11/15/2054	703,500	665,642
4.63%, 05/15/2044 - 11/15/2055	2,352,800	2,252,711
4.63%, 02/15/2046 (A)	611,600	589,621
4.75%, 02/15/2045 - 02/15/2056	5,024,500	4,900,410
4.88%, 08/15/2045	480,000	478,425
5.00%, 05/15/2045	1,318,800	1,335,955
U.S. Treasury Notes
0.63%, 12/31/2027	1,226,000	1,159,959
1.25%, 11/30/2026	600	590
1.38%, 11/15/2031	900,000	780,469
1.75%, 01/31/2029	1,828,900	1,727,525
1.88%, 02/15/2032	1,577,000	1,398,417
2.38%, 03/31/2029	1,573,600	1,509,242
2.88%, 05/15/2032	2,199,000	2,056,580
3.13%, 08/31/2027	3,115,000	3,084,458
3.25%, 06/30/2029	1,994,000	1,957,781
3.38%, 09/15/2027 - 02/29/2028	7,253,900	7,199,152
3.50%, 09/30/2026 - 03/15/2029	6,344,900	6,297,657
3.63%, 05/31/2028 - 09/30/2031	4,616,000	4,579,154
3.75%, 11/30/2032 - 02/28/2033	3,205,200	3,135,351
3.88%, 10/15/2027 - 03/31/2031	9,730,200	9,730,006
4.00%, 12/15/2027 - 11/15/2035	10,445,100	10,454,238
4.13%, 10/31/2027 - 02/15/2036	11,385,000	11,402,508
4.25%, 02/15/2028 - 03/31/2033	2,891,900	2,913,320
4.50%, 12/31/2031	758,000	776,003
4.63%, 09/30/2028 - 05/31/2031	4,376,000	4,480,774
		98,906,618
U.S. Treasury Inflation-Protected Securities - 3.3%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	2,390,521	1,831,736
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 01/15/2032	2,317,070	2,132,230
1.88%, 01/15/2036	2,165,161	2,139,018
		6,102,984
Total U.S. Government Obligations (Cost $107,592,571)		105,009,602
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 40.0%
Federal Farm Credit Banks Funding Corp.
2.04%, 09/24/2029	$ 10,000,000	$ 9,392,745
4.25%, 02/24/2028	5,000,000	5,040,182
Federal Home Loan Banks
4.75%, 12/10/2032	5,000,000	5,147,009
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.71% (B), 09/25/2032	4,000,000	3,840,943
Federal National Mortgage Association
0.88%, 08/05/2030 (A)	8,300,000	7,294,762
1.90%, 01/25/2036	5,000,000	3,882,672
2.50%, 07/01/2052	7,029,120	5,924,591
Government National Mortgage Association
4.63% (B), 07/20/2061	7,015	6,891
4.70% (B), 10/20/2061 - 06/20/2062	49,029	48,734
Resolution Funding Corp., Principal Only STRIPS
04/15/2030	5,000,000	4,243,884
SLM Student Loan Trust
3-Month SOFR Average + 0.43%,
4.32% (B), 01/25/2041	1,738,614	1,685,727
Tennessee Valley Authority
4.38%, 08/01/2034 (A)	5,000,000	5,021,940
4.88%, 05/15/2035 - 01/15/2048	10,000,000	9,871,902
5.25%, 02/01/2055	6,000,000	5,907,069
Uniform Mortgage-Backed Security, TBA
3.50%, 04/01/2041 (C)	7,602,000	7,317,318
Total U.S. Government Agency Obligations (Cost $76,650,426)		74,626,369
CORPORATE DEBT SECURITIES - 3.0%
Aerospace & Defense - 0.1%
Honeywell Aerospace, Inc.
4.95%, 03/16/2036 (D)	250,000	248,051
Automobiles - 0.2%
Volkswagen Group of America Finance LLC
4.45%, 09/11/2027 (D)	450,000	448,681
Banks - 0.2%
Morgan Stanley
Fixed until 01/18/2034, 5.47% (B), 01/18/2035	414,000	420,841
Food Products - 0.2%
Philip Morris International, Inc.
4.63%, 10/29/2035	437,000	420,381
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories
5.60%, 03/15/2066	500,000	487,373
Health Care Providers & Services - 0.6%
Cigna Group
5.25%, 01/15/2036	487,000	487,628
Transamerica Series Trust

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Health Care Service Corp. A Mutual Legal Reserve Co.
5.45%, 06/15/2034 (D)	$ 601,000	$ 601,318
		1,088,946
Internet & Catalog Retail - 0.5%
Alphabet, Inc.
5.30%, 05/15/2065	500,000	462,815
Amazon.com, Inc.
5.80%, 03/13/2056	500,000	499,598
		962,413
Paper & Forest Products - 0.3%
Georgia-Pacific LLC
4.40%, 06/30/2028 (D)	484,000	484,556
Pharmaceuticals - 0.3%
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	500,000	500,037
Semiconductors & Semiconductor Equipment - 0.3%
Foundry JV Holdco LLC
6.15%, 01/25/2032 (D)	450,000	469,794
Total Corporate Debt Securities (Cost $5,551,097)		5,531,073
ASSET-BACKED SECURITY - 0.5%
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	1,000,000	1,005,425
Total Asset-Backed Security (Cost $1,010,508)		1,005,425
MORTGAGE-BACKED SECURITY - 0.1%
COMM Mortgage Trust
Series 2012-CR4, Class A3, 2.85%, 10/15/2045	84,389	83,867
Total Mortgage-Backed Security (Cost $82,692)		83,867

	Shares	Value
OTHER INVESTMENT COMPANY - 4.9%
Securities Lending Collateral - 4.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (E)	9,111,849	$ 9,111,849
Total Other Investment Company (Cost $9,111,849)		9,111,849

	Principal	Value
REPURCHASE AGREEMENTS - 4.9%
Fixed Income Clearing Corp., 1.35% (E), dated 03/31/2026, to be repurchased at $120,662 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $123,158.	$ 120,658	120,658
Nomura Securities International, Inc., 3.62% (E), dated 03/31/2026, to be repurchased at $9,100,915 on 04/01/2026. Collateralized by U.S. Government Agency Obligations, 3.00% - 6.50%, due 04/01/2052 - 03/01/2056, and with a value of $9,252,135.	9,100,000	9,100,000
Total Repurchase Agreements (Cost $9,220,658)		9,220,658
Total Investments (Cost $209,219,801)		204,588,843
Net Other Assets (Liabilities) - (9.8)%		(18,222,743)
Net Assets - 100.0%		$ 186,366,100
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	29	06/30/2026	$6,018,431	$6,015,914	$—	$(2,517)
5-Year U.S. Treasury Notes	8	06/30/2026	864,830	865,438	608	—
Total					$608	$(2,517)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(51)	06/18/2026	$(5,868,889)	$(5,789,297)	$79,592	$—
U.S. Treasury Ultra Bonds	(39)	06/18/2026	(4,678,174)	(4,545,938)	132,236	—
Total					$211,828	$—
Total Futures Contracts					$212,436	$(2,517)
Transamerica Series Trust

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$105,009,602	$—	$105,009,602
U.S. Government Agency Obligations	—	74,626,369	—	74,626,369
Corporate Debt Securities	—	5,531,073	—	5,531,073
Asset-Backed Security	—	1,005,425	—	1,005,425
Mortgage-Backed Security	—	83,867	—	83,867
Other Investment Company	9,111,849	—	—	9,111,849
Repurchase Agreements	—	9,220,658	—	9,220,658
Total Investments	$9,111,849	$195,476,994	$—	$204,588,843
Other Financial Instruments
Futures Contracts (G)	$212,436	$—	$—	$212,436
Total Other Financial Instruments	$212,436	$—	$—	$212,436
LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(2,517)	$—	$—	$(2,517)
Total Other Financial Instruments	$(2,517)	$—	$—	$(2,517)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $8,925,544, collateralized by cash collateral of $9,111,849. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)
Floating or variable rate security. The rate disclosed is as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(D)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the total value of 144A securities is $2,252,400, representing 1.2% of the
Portfolio's net assets.

(E)	Rate disclosed reflects the yield at March 31, 2026.
(F)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Series Trust

Transamerica Aegon U.S. Government Securities VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Aegon U.S. Government Securities VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Transamerica Series Trust

Transamerica Aegon U.S. Government Securities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust